Liquidity And Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Net cash used in operations	$ (1,064,892)	$ (1,095,986)
One Energy Enterprises Inc [Member]
Concentration Risk [Line Items]
Net loss	20,180,601	14,273,031
Net cash used in operations	(9,209,643)	$ (2,855,097)
Short-Term Debt	$ 13,237,564